Nationwide Variable Insurance Trust

American Century NVIT Growth Fund	NVIT Multi-Manager International Growth Fund
American Century NVIT Multi Cap Value Fund	NVIT Multi-Manager International Value Fund
Federated NVIT High Income Bond Fund	NVIT Multi-Manager Large Cap Growth Fund
Invesco NVIT Comstock Value Fund	NVIT Multi-Manager Large Cap Value Fund
Neuberger Berman NVIT Multi Cap Opportunities Fund	NVIT Multi-Manager Mid Cap Growth Fund
Neuberger Berman NVIT Socially Responsible Fund	NVIT Multi-Manager Mid Cap Value Fund
NVIT Bond Index Fund	NVIT Multi-Manager Small Cap Growth Fund
NVIT Core Bond Fund	NVIT Multi-Manager Small Cap Value Fund
NVIT Core Plus Bond Fund	NVIT Multi-Manager Small Company Fund
NVIT Developing Markets Fund	NVIT Multi Sector Bond Fund
NVIT Emerging Markets Fund	NVIT Nationwide Fund
NVIT Government Bond Fund	NVIT Real Estate Fund
NVIT International Equity Fund	NVIT S&P 500 Index Fund
NVIT International Index Fund	NVIT Short Term Bond Fund
NVIT Large Cap Growth Fund	NVIT Small Cap Index Fund
NVIT Mid Cap Index Fund	Templeton NVIT International Value Fund
NVIT Money Market Fund

Supplement dated December 10, 2015
to the Statement of Additional Information (“SAI”) dated April 30, 2015

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the SAI.

I.           American Century NVIT Growth Fund

1.  Effectively immediately, the American Century NVIT Growth Fund is renamed “NVIT Growth Fund.” All references in the SAI to the American Century NVIT Growth Fund are updated accordingly.

2.  On December 9, 2015, the Board of Trustees of Nationwide Variable Insurance Trust  (the “Trust”), including a majority of the trustees who are not interested persons, as defined under the Investment Company Act of 1940, as amended, unanimously approved a Plan of Reorganization between the NVIT Growth Fund (“Growth Fund”) and the NVIT Large Cap Growth Fund (“Large Cap Growth Fund”), each a series of the Trust, pursuant to which the Growth Fund would be reorganized into the Large Cap Growth Fund (the “Reorganization”).  Further information regarding the details of the Reorganization and the Large Cap Growth Fund will be provided in a proxy statement/prospectus that will be delivered to the Growth Fund’s shareholders.

II.           NVIT Growth Fund and NVIT Large Cap Growth Fund

1.  On December 9, 2015, the Board of Trustees of the Trust approved the termination of American Century Investment Management, Inc. (“American Century”) and The Boston Company Asset Management, LLC (“The Boston Company”) as subadvisers to the NVIT Growth Fund and the NVIT Large Cap Growth Fund (each a “Fund,” collectively the “Funds”), respectively, and approved the appointment of Boston Advisors, LLC (“Boston Advisors”) to subadvise the Funds.  This change is anticipated to take effect on or before December 31, 2015 (the “Effective Date”).

2.           As of the Effective Date, all references to, and information regarding, American Century and The Boston Company in the SAI, as it relates solely to the Funds, are deleted.

3.            As of the Effective Date, the information under the subheading “Subadvisers” beginning on page 74 of the SAI is supplemented as follows:

Fund	Subadviser
NVIT Growth Fund	Boston Advisors, LLC
NVIT Large Cap Growth Fund	Boston Advisors, LLC

Boston Advisors, LLC (“Boston Advisors”) is located at One Liberty Square, 10th Floor, Boston, MA 02109 and is a privately held majority employee-owned firm.  As of September 30, 2015, Boston Advisors had $3.1 billion in assets under management.

4.           As of the Effective Date, Appendix B is supplemented as follows:

Boston Advisors, LLC
Summary of Proxy Voting Policies and Procedures

I.           INTRODUCTION

Under the investment management contracts between Boston Advisors, LLC (“BA”) and most of our clients, the client retains exclusive voting authority over the securities in the client’s portfolio and we do not have any role in proxy voting. BA assumes responsibility for voting  proxies  when  requested  by  a  client  and  with  respect  to  clients  subject  to  the Employee Retirement Income Security Act of 1974 (“ERISA”).

II.           STATEMENTS OF POLICIES AND PROCEDURES

A.
Policy Statement.  The Investment Advisers Act of 1940, as amended (the “Advisers Act”), requires us to, at all times, act solely in the best interest of our clients.  We have adopted and implemented these Proxy Voting Policies and Procedures, which we believe, are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with our fiduciary duties and Rule 206(4)-6 under the Advisers Act.

While retaining final authority to determine how each proxy is voted, BA has reviewed  and  determined to  follow  in  most  instances  the  proxy  voting policies and recommendations (the “Guidelines”) of Egan-Jones Proxy Services, a proxy research and consulting firm (“Egan-Jones”).   Egan-Jones will track each proxy that BA is authorized to vote on behalf of our clients and will make a recommendation to management of BA as how it would vote  such  proxy  in  accordance  with  the  Guidelines.    Unless  otherwise directed by BA, Egan-Jones will instruct Proxy-Edge, a proxy voting firm (“Proxy-Edge”) to vote on such matters on our behalf in accordance with its recommendations.  BA will monitor the recommendations from Egan-Jones and may override specific recommendations or may modify the Guidelines in the future.

We have established these Proxy Voting Policies and Procedures in a manner that is  generally intended to  result in  us voting proxies  with a  view to enhance the value of the securities held in a client’s account.  The financial interest of our clients is  the  primary  consideration  in  determining how proxies should be voted.  In the case of social and political responsibility that we believe do not primarily involve financial considerations, we shall abstain from  voting  or  vote  against  such  proposals  since  it  is  not  possible  to represent the diverse views of our clients in a fair and impartial manner. However, all proxy votes are ultimately cast on a case-by-case basis, taking into account the foregoing principal and all other relevant facts and circumstances at the time of the vote.

B.
Conflicts of  Interest.   If there is  determined to be a  material conflict between the interests of our clients on the one hand and our interests (including those of our affiliates, directors, officers, employees and other similar persons) on the other hand (a “potential conflict”) the matter shall be considered by management.

Proxy  proposals  that  are  “routine,”  such  as  uncontested  elections  of directors, meeting formalities, and approval of an annual report/financial statements are presumed not to involve a material conflict of interest.  Non- routine  proxy  proposals  are  presumed  to  involve  a  material  conflict  of interest, unless BA management determines that neither BA nor its personnel have such a conflict of interest.   Non-routine proposals would typically include any contested matter, including a contested election of directors, a merger or sale of substantial assets, a change in the articles of incorporation that materially affects the rights of shareholders, and compensation matters for management (e.g., stock option plans and retirement plans).

If BA management determines that BA has a material conflict of interest then we shall vote the proxy according to the recommendation of Egan- Jones or, if applicable, the client’s proxy voting policies.  BA management also reserves the right to vote a proxy using the following methods:

•	We may obtain instructions from the client on how to vote the proxy.

•
If we are able to disclose the conflict to the client, we may do so and obtain the client’s consent as to how we will vote on the proposal (or otherwise  obtain  instructions from  the  client  on  how  the  proxy should be voted).

We use commercially reasonable efforts to determine whether a potential conflict may exists, and a potential conflict shall be deemed to exist if and only  if  one  or  more  of  our  senior  investment  staff  actually  knew  or reasonably should have known of the potential conflict.

C.	Limitations on Our Responsibilities

1.	Limited Value. We may abstain from voting a client proxy if we conclude that the effect on client’s economic interests or the value of the portfolio holding is indeterminable or insignificant.

2.
Unjustifiable Costs.  We may abstain from voting a client proxy for cost reasons (e.g., costs associated with voting proxies of non-U.S. securities).In accordance with our fiduciary duties, we weigh the costs  and  benefits  of  voting  proxy  proposals  relating  to  foreign securities and make an informed decision with respect to whether voting a given proxy proposal is prudent.   Our decision takes into account the effect that the vote of our clients, either by itself or together with other votes, is expected to have on the value of our client’s investment and whether this expected effect would outweigh the cost of voting.

3.           Special Client Considerations.

a.	Mutual Funds. We will vote proxies of our mutual fund clients subject to the funds’ applicable investment restrictions.

b.
ERISA Accounts.  With respect our ERISA clients, we vote proxies in accordance with our duty of loyalty and prudence, compliance with the plan documents, as well as our duty to avoid prohibited transactions.

4.
Client Direction. If a client has a proxy-voting policy and instructs us to follow it, we will comply with that policy upon receipt except when doing so would be contrary to the client’s economic interests or otherwise imprudent or unlawful.  As a fiduciary to ERISA clients, we are required to discharge our duties in accordance with the documents governing the plan (insofar as they are consistent with ERISA), including statements of proxy voting policy.  We will, on a best efforts basis, comply with each client’s proxy voting policy.  If client policies conflict, we may vote proxies to reflect each policy in proportion to the respective client’s interest in any pooled account (unless voting in such a manner would be imprudent or otherwise inconsistent with applicable law).

D.
Disclosure.  A client for which we are responsible for voting proxies may obtain information from us, via Egan-Jones and Proxy Edge records, regarding how we voted the client’s proxies.  Clients should contact their account manager to make such a request.

E.
Review and Changes.   We shall from time to time review these Proxy Voting Policies and Procedures and may adopt changes based upon our experience, evolving industry practices and developments in applicable laws and regulations.  Unless otherwise agreed to with a client, we may change these Proxy Voting Policies and Procedures from time to time without notice to, or approval by, any client.  Clients may request a current version of our Proxy Voting Policies and Procedures from their account manager.

F.
Delegation. We may delegate our responsibilities under these Proxy Voting Policies and Procedures to a third party, provided that we retain final authority and fiduciary responsibility for proxy voting. If we so delegate our responsibilities, we shall monitor the delegate’s compliance with these Proxy Voting Policies and Procedures.

G.
Maintenance of Records.  We maintain at our principal place of business the records required to be maintained by us with respect to proxies in accordance with the requirements of the Advisers Act and, with respect to our fund clients, the Investment Company Act of 1940.  We may, but need not, maintain proxy statements that we receive regarding client securities to the extent that such proxy statements are available on the SEC’s EDGAR system.  We also may rely upon a third party, such as Egan-Jones or Proxy Edge to maintain certain records required to be maintained by the Advisers Act.

5.           As of the Effective Date, Appendix C is supplemented as follows:

APPENDIX C – PORTFOLIO MANAGERS

INVESTMENTS IN EACH FUND

Name of Portfolio Manager	Fund Name	Dollar Range of Investments in Each Fund (as of September 30, 2015)
Boston Advisors, LLC
Douglas Riley, CFA	NVIT Growth Fund NVIT Large Cap Growth Fund	None
Michael J. Vogelzang, CFA	NVIT Growth Fund NVIT Large Cap Growth Fund	None
David Hanna	NVIT Growth Fund NVIT Large Cap Growth Fund	None
Edward Mulrane, CFA	NVIT Growth Fund NVIT Large Cap Growth Fund	None
James W. Gaul, CFA	NVIT Growth Fund NVIT Large Cap Growth Fund	None

DESCRIPTION OF COMPENSATION STRUCTURE

Boston Advisors, LLC

All Boston Advisors, LLC institutional portfolio managers, with the exception of Michael J. Vogelzang, are compensated with a base salary based on market rate, a bonus, and equity participation. Bonus is based on a percentage of salary subject to the achievement of internally established goals and relative performance of composite products managed by the institutional portfolio manager as measured against industry peer group rankings established by Evestment Alliance. Performance is account weighted, time weighted and evaluated on a pretax, annual basis. Discretionary bonuses may also be given. Regarding the compensation of Michael J. Vogelzang, as President of Boston Advisors, LLC and largest individual shareholder, his compensation is approved by the Board of Directors and is influenced by factors such as firm profitability, achieving general investment performance objectives and reaching certain business targets.

OTHER MANAGED ACCOUNTS

The following chart summarizes information regarding accounts for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into the following three categories: (1) mutual funds; (2) other pooled investment vehicles; and (3) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is provided separately.

Name of Portfolio Manager	Number of Accounts Managed by Each Portfolio Manager and Total Assets by Category (as of September 30, 2015)
Boston Advisors, LLC
Douglas Riley	Mutual Funds: 4 accounts, $993,296,378 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 6 accounts, $160,353,121 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 20 accounts, $234,140,614 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Michael J. Vogelzang	Mutual Funds: 8 accounts, $1,571,067,192 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 6 accounts, $160,353,121 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 159 accounts, $392,701,909 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
David Hanna	Mutual Funds: 7 accounts, $1,363,125,920 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 6 accounts, $160,353,121 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 45 accounts, $160,565,315 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Edward Mulrane	Mutual Funds: 0 accounts, $0 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 0 accounts, $0 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 1 account, $6,969,486 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
James W. Gaul	Mutual Funds: 1 accounts, $20,175,208 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 0 accounts, $0 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 49 accounts, $102,664,242 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)

POTENTIAL CONFLICTS OF INTEREST

Boston Advisors, LLC (“Boston Advisors”)

Boston Advisors manages multiple separately managed accounts for institutional and individual clients (“Accounts”) in addition to mutual funds, each of which may have distinct investment objectives, some similar to the Fund and others different. Managing multiple accounts will typically present a conflict of interest.  For example, at times Boston Advisors may determine that an investment opportunity may be appropriate for only some Accounts or may decide that certain of the Accounts should take differing positions with respect to a particular security.  In these cases, Boston Advisors may place separate transactions for one or more separate Accounts, which may affect the market price of the security or the execution of the transaction, or both, to the detriment of one Account over another, including the Fund.  Also, Boston Advisors may receive a greater advisory fee for managing an Account than received for advising the Fund which may create an incentive to allocate more favorable transactions to such Accounts.  Additionally, Boston Advisors may, from time to time, recommend an Account purchase shares of the Fund or Boston Advisors or its affiliates may buy or sell for itself, or other Accounts, investments that it recommends on behalf of the Fund.  Boston Advisors utilizes soft dollars whereby it may purchase research and services using commission dollars generated by the Fund.  Often, the research and services purchased using the Fund’s commissions benefit other Accounts of Boston Advisors.  Soft dollars may create an actual or perceived conflict of interest whereas Boston Advisors may have an incentive to initiate more transactions to generate soft dollar credits or may select only those brokers willing to offer soft dollar credits when placing transactions for the Fund.

To mitigate these inherent conflicts of interest, Boston Advisors has adopted policies designed to address the potential conflicts of interest.  Specifically, Boston Advisors has adopted trade aggregation and rotation policies designed for fair and equitable treatment across all client accounts.  Additionally, the Compliance department conducts surveillance to detect incidents of preferential treatment that may occur for more favored clients.  Also, Boston Advisors has appointed a soft dollar committee to oversee all aspects of Boston Advisors’ soft dollar practices and a best execution committee who routinely reviews the execution quality of large institutional accounts to ensure consistency in quality and cost.

Further, all institutional client accounts, including the Fund, receive the same access to personnel, services, research and advice as our institutional investment process is designed to benefit all client accounts.  All institutional accounts are managed by a member(s) of the institutional team, each of which rely on the same institutional investment process.  The institutional investment process uses research which is shared firm-wide for all products and accounts.  Finally, because trades placed for the Fund will be block traded with the other institutional Large Cap Growth accounts they are averaged price so that no account receives preferential treatment.

To avoid conflicts associated with accounts that have performance based fees, Boston Advisors does not manage accounts which have performance based fees.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE